Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Intangible assets - Schedule of Intangible Assets [Line Items]
Intangible Asset , Beginning Balance	$ 9,325
Intangible Asset , Ending Balance	9,155	$ 9,325
Research and development [Member]
Intangible assets - Schedule of Intangible Assets [Line Items]
Intangible Asset , Beginning Balance
Intangible Asset , Ending Balance
Software [Member]
Intangible assets - Schedule of Intangible Assets [Line Items]
Intangible Asset , Beginning Balance
Intangible Asset , Ending Balance
Patents [Member]
Intangible assets - Schedule of Intangible Assets [Line Items]
Intangible Asset , Beginning Balance	6,600
Intangible Asset , Ending Balance	6,677	6,600
Trademark [Member]
Intangible assets - Schedule of Intangible Assets [Line Items]
Intangible Asset , Beginning Balance	2,725
Intangible Asset , Ending Balance	2,478	2,725
Cost [Member]
Intangible assets - Schedule of Intangible Assets [Line Items]
Intangible Asset , Beginning Balance	288,043	297,154
Additions
Currency translation adjustments	19,079	(9,111)
Intangible Asset , Ending Balance	307,122	288,043
Cost [Member] | Research and development [Member]
Intangible assets - Schedule of Intangible Assets [Line Items]
Intangible Asset , Beginning Balance	254,767	262,824
Additions
Currency translation adjustments	16,874	(8,057)
Intangible Asset , Ending Balance	271,641	254,767
Cost [Member] | Software [Member]
Intangible assets - Schedule of Intangible Assets [Line Items]
Intangible Asset , Beginning Balance	15,684	16,180
Additions
Currency translation adjustments	1,039	(496)
Intangible Asset , Ending Balance	16,723	15,684
Cost [Member] | Patents [Member]
Intangible assets - Schedule of Intangible Assets [Line Items]
Intangible Asset , Beginning Balance	9,581	9,884
Additions
Currency translation adjustments	635	(303)
Intangible Asset , Ending Balance	10,216	9,581
Cost [Member] | Trademark [Member]
Intangible assets - Schedule of Intangible Assets [Line Items]
Intangible Asset , Beginning Balance	8,011	8,266
Additions
Currency translation adjustments	531	(255)
Intangible Asset , Ending Balance	8,542	8,011
Accumulated Amortization [Member]
Intangible assets - Schedule of Intangible Assets [Line Items]
Intangible Asset , Beginning Balance	278,718	231,758
Amortization	762	54,985
Currency translation adjustments	18,487	(8,025)
Intangible Asset , Ending Balance	297,967	278,718
Accumulated Amortization [Member] | Research and development [Member]
Intangible assets - Schedule of Intangible Assets [Line Items]
Intangible Asset , Beginning Balance	254,767	211,719
Amortization		50,380
Currency translation adjustments	16,874	(7,332)
Intangible Asset , Ending Balance	271,641	254,767
Accumulated Amortization [Member] | Software [Member]
Intangible assets - Schedule of Intangible Assets [Line Items]
Intangible Asset , Beginning Balance	15,684	13,034
Amortization		3,102
Currency translation adjustments	1,039	(452)
Intangible Asset , Ending Balance	16,723	15,684
Accumulated Amortization [Member] | Patents [Member]
Intangible assets - Schedule of Intangible Assets [Line Items]
Intangible Asset , Beginning Balance	2,981	2,378
Amortization	349	689
Currency translation adjustments	209	(86)
Intangible Asset , Ending Balance	3,539	2,981
Accumulated Amortization [Member] | Trademark [Member]
Intangible assets - Schedule of Intangible Assets [Line Items]
Intangible Asset , Beginning Balance	5,286	4,627
Amortization	413	814
Currency translation adjustments	365	(155)
Intangible Asset , Ending Balance	$ 6,064	$ 5,286